Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive Securities excluded from calculation of earnings per share	50,000	0	4,021,800
Exercise price of Options	$ 23.94
Exercise price of Options Lower Range			$ 10
Exercise price of Options Upper Range			$ 10.63